Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of current and deferred component of income tax expenses

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current tax expense	193,768,237	278,695,689	432,950,473	59,313,972
Deferred tax expense (benefit)	202,305,809	(17,565,186)	(27,248,759)	(3,733,065)
Total income tax expense	396,074,046	261,130,503	405,701,714	55,580,907

Schedule of pre-tax income for different jurisdiction

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cayman Islands entity	(5,585,777)	(3,703,756)	(7,595,959)	(1,040,642)
Hong Kong entities	(17,758,020)	1,137,814	11,787,138	1,614,831
Chinese Mainland entities	1,243,239,973	1,471,143,931	1,890,138,917	258,947,970
Total	1,219,896,176	1,468,577,989	1,894,330,096	259,522,159

Schedule of reconciliation between the income taxes expense computed by applying the PRC tax rate and the actual provision for income taxes

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Expected income tax at Chinese Mainland income tax rate	304,974,043	367,144,498	473,582,524	64,880,540
Share based compensation expense not deductible for income tax purposes	13,384,454	10,649,553	10,044,452	1,376,084
Other expenses not deductible for income tax purposes	4,399,168	916,343	1,671,017	228,928
Effect of preferential tax rate(1)	(15,977,099)	(134,240,494)	(207,311,932)	(28,401,618)
Effect of different tax rate of subsidiary operation in other jurisdictions	2,905,876	(214,788)	2,299,728	315,061
Research and development tax deduction	(16,996,590)	(20,676,415)	(21,231,000)	(2,908,635)
Change in valuation allowance	101,490,352	11,432,693	81,585,304	11,177,140
Income tax on subsidiary earnings	—	24,459,727	57,750,000	7,911,718
Others	1,893,842	1,659,386	7,311,621	1,001,689
Total	396,074,046	261,130,503	405,701,714	55,580,907
(1)	The aggregate amount and per share effect of the preferential tax rate are as follows:

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
The aggregate amount income tax expense of the preferential tax rate	15,977,099	134,240,494	207,311,932	28,401,618
The aggregate effect on basic and diluted net income per share:
—Basic	0.05	0.47	0.72	0.10
—Diluted	0.05	0.46	0.71	0.10

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax assets:
Long-term investments, net of impairment	20,723,436	20,191,218	2,766,186
Advertising and market related expense carryforwards (1)	22,251,219	11,251,555	1,541,457
Accounts receivable and contract assets	7,123,587	16,048,561	2,198,644
Guarantee liabilities	16,879,995	77,314,528	10,592,047
Financial guarantee derivatives	159,210,663	159,210,663	21,811,771
Loan receivable from Xiaoying Housing Loans	13,887,028	14,318,757	1,961,662
Loans receivable from Xiaoying Credit Loans and other loans	166,027,798	220,392,866	30,193,699
Operating loss carryforwards	45,998,381	43,757,115	5,994,700
Deposits to institutional cooperators	662,254	1,467,822	201,091
Lease liabilities	13,019,736	10,351,392	1,418,135
Others	21,505	60,350	8,267
Total deferred tax assets	465,805,602	574,364,827	78,687,659
Valuation allowance	(226,317,275)	(307,902,579)	(42,182,480)
Total deferred tax assets, net of valuation allowance	239,488,327	266,462,248	36,505,179
Deferred tax liabilities:
Property and equipment	1,678,634	2,867,083	392,789
Financial guarantee derivatives	—	259,565	35,560
Long-term investments, net of impairment	3,751,275	4,375,796	599,482
Right-of-use assets	12,657,331	9,809,937	1,343,956
Investment in Consolidated Trusts	36,643,382	26,959,491	3,693,435
Investment in Consolidated Partnerships	62,339,878	31,309,764	4,289,420
Undistributed earnings	16,500,000	58,600,000	8,028,167
Others	—	526,630	72,149
Total deferred tax liabilities	133,570,500	134,708,266	18,454,958
(1)Advertising and market related expenses carryforwards are those in excess of deduction limit, that can be carried forward indefinitely, arising from the operation of the Group’s Chinese Mainland subsidiaries, amounting to RMB89,004,878 and RMB45,006,219 (US$6,165,827) as of December 31, 2023 and 2024, respectively. Under Chinese Mainland tax rules, advertising and market related expenses that exceed the limit can be claimed and deducted in the following tax year.

Schedule of movement of the valuation allowance

	As of	As of
	December 31,	December 31,	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Balance as of January 1	(113,394,230)	(214,884,582)	(226,317,275)	(31,005,340)
Addition	(101,665,571)	(20,828,173)	(86,384,559)	(11,834,636)
Reductions	175,219	9,395,480	4,799,255	657,496
Net change in the valuation allowance	(101,490,352)	(11,432,693)	(81,585,304)	(11,177,140)
Balance as of December 31	(214,884,582)	(226,317,275)	(307,902,579)	(42,182,480)

Schedule of roll-forward of unrecognized tax benefits

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Balance at beginning of the year	120,195,925	259,386,286	364,866,929	49,986,564
Additions for tax positions taken in current year	259,386,286	262,052,034	310,256,632	42,504,984
Reductions for tax positions taken in prior years	(110,342,989)	(156,571,391)	(211,667,472)	(28,998,325)
Settlements	(9,852,936)	—	—	—
Balance at end of the year	259,386,286	364,866,929	463,456,089	63,493,223

Schedule of accrued interest and penalties related to income taxes

	Year ended December 31,	Year ended December 31,
	2023	2024	2024
	RMB	RMB	US$
Accrued interest and penalties	4,127,348	9,195,253	1,259,745